Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Loss	$ (4,260,209)	$ (3,848,950)	$ (4,471,612)	$ (13,194,969)
Adjustments to reconcile net loss to net cash (used in) operating activities:
Stock based compensation	(1,317)	54,718	69,125	187,385
Common stock issued for service	99,000	109,000	319,083	667,998
Impairment of goodwill				1,244,309
Impairment of intangible assets				2,679,978
Impairment of fixed assets				1,873,619
Depreciation of fixed assets	4,211	3,223	4,521	231,465
Amortization of intangible assets		29,868		315,420
Amortization of debt discounts	1,042,707	732,395	868,954	1,416,120
Allowance for inventory obsolescence	714,900		176,000
Loss on settlement of debt		977,188	977,188
Lease expense	27,728	37,626	72,526	58,723
Write down of inventory				743,218
Bad debt expense				405
Credit loss expense	35,096	3,240	8,340
Gain on revaluation of fair value of derivative and warrant liabilities			(2,497,088)
Change of fair value of derivative and warrant liabilities	(210,680)	1,339,791
Changes in operating assets and liabilities:
Accounts receivables	(816,994)	657,222	270,881	417,360
Inventories	(472,435)	2,817,489	2,023,631	(3,431,929)
Advances to related parties	95,525		123,000	(95,759)
Other current assets	(863,936)	(1,428,578)	140,290	3,030,728
Right of use liability	(27,728)	(37,665)	(71,946)	(58,867)
Other assets	(52,853)	(25,000)	4,467	1,922
Accounts payable and accruals	127,653	(1,854,111)	(1,737,997)	620,167
Customer refunds	(147,658)		189,975
Deferred income				(62,336)
Other current liabilities				(263,768)
Net Cash (Used in) Operating Activities	(4,285,630)	(3,112,126)	(3,530,662)	(3,618,811)
CASH FLOWS FROM INVESTING ACTIVITIES:
Net cash paid for acquisition				(398,482)
Purchases of fixed assets	(94,152)	(132,551)	(159,609)	(296,793)
Net Cash (Used in) Investing Activities	(94,152)	(132,551)	(159,609)	(695,275)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from common stock offering	3,922,638	1,854,086	1,799,506
Proceeds from common stock offering – prefunded warrants			4,678,924
Proceeds from sale of prefunded warrants		4,578,293
Proceeds from common stock warrants exercised		17,004		250,000
Proceeds from working capital line of credit		2,405,034	2,405,034	12,552,008
Proceeds from short-term loans	2,223,491	500,000	700,000
Proceeds from convertible debt		1,140,000	1,140,000	4,762,855
Repayments of working capital line of credit		(4,182,971)	(4,182,971)	(13,144,141)
Repayments of short-term loans	(1,630,491)	(436,154)	(623,000)
Principal payments of convertible debt		(2,007,435)	(2,007,435)	(1,118,888)
Repayments of related party notes payable	(165,620)	(124,161)	(157,380)	(201,434)
Purchase of treasury stock		(76,323)	(76,323)
Payment of loan costs				(25,000)
Net Cash Provided by Financing Activities	4,350,018	3,667,373	3,676,355	3,075,400
Effect of Exchange Rate Changes on Cash	78,298	56,875	28,817	92,435
NET INCREASE IN CASH AND CASH EQUIVALENTS	48,534	479,571	14,901	(1,146,251)
CASH AND CASH EQUIVALENTS – BEGINNING OF PERIOD	24,163	9,262	9,262	1,155,513
CASH AND CASH EQUIVALENTS – END OF PERIOD	72,697	488,833	24,163	9,262
Supplemental Disclosure of Cash Flow Information
Cash paid for interest	505,538	743,301	923,992	306,045
SUPPLEMENTAL DISCLOSURE OF NON-CASH ACTIVITIES
Common stock issued to settle related party notes payable and accrued interest			250,000	176,228
Operating lease assets recognized in exchange for operating lease liabilities				185,135
Warrants issued for convertible debt				1,035,253
Common stock issued for asset acquisition				359,250
Common stock issued for partial settlement of note payable	2,172,574	3,053,088	3,053,088	547,777
Common stock issued for loan commitment fees	118,888
Derivative liability recognized on issuance of convertible note		383,672	383,672
Warrant liability recognized on issuance of convertible note		453,746	453,746
Common stock issued to settle subordinated related party note			$ 570,000
Change of fair value of derivative and warrant liabilities	$ 210,680	$ (1,339,791)